Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues
Total revenues		$ 2,819	$ 4,291	$ 4,453
Expenses
Marketing and promotion expenses		1,006	927	329
Marketing and promotion expenses - related parties				115
Commission and handling expenses		474	15	7
Professional fee		4,669	774	371
Information technology expenses		749	383	439
Office expenses		888	342	227
Insurance		137	86	13
Public relations expenses		271	92
Employee benefits expenses		2,290	5,043	1,289
General and administrative expenses		969	205	357
(Reversal of) provision for expected credit losses		(502)	854	18
Total expenses		10,951	8,721	3,165
Other (expenses) income
Interest income		46	29
Other income		16	3	61
Interest expenses		(5)
Share of results of an associate		(54)	(3)
Loss on disposal of an associate		(100)
Impairment loss of long-term investments, net		(290)
Total other (expenses) income, net		(387)	29	61
(Loss) income before income tax expense		(8,519)	(4,401)	1,349
Income tax expense		19	155
Net (loss) income		(8,538)	(4,556)	1,349
Other comprehensive (loss) income
Foreign currency translation adjustment		33	16	(8)
Total comprehensive (loss) income		$ (8,505)	$ (4,540)	$ 1,341
Basic net (loss) earnings per share (in Dollars per share)	[1]	$ (0.53)	$ (0.33)	$ 0.11
Diluted net (loss) earnings per share (in Dollars per share)	[1]	$ (0.53)	$ (0.33)	$ 0.11
Weighted average number of shares outstanding - basic (in Shares)	[1]	16,127,380	13,724,658	12,000,000
Weighted average number of shares outstanding - diluted (in Shares)	[1]	16,127,380	13,724,658	12,000,000
Securities and virtual assets brokerage commissions and handling income
Revenues
Total revenues		$ 110	$ 51	$ 74
Investment advisory fees
Revenues
Total revenues		1,025	2,860	2,515
Corporate consultancy service income
Revenues
Total revenues		999	120	951
Asset management income - related parties
Revenues
Total revenues		655	871	389
Interest income
Revenues
Total revenues		30	128	27
Referral income
Revenues
Total revenues			$ 261	$ 497

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 13)